Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2021
Investments in Associates.
Summary of investments in associates

		Investment			Investment
	Entity's share	Investment amount	Income	Entity's share	Investment amount	Income
	as of June 30,	as of June 30,	as of June 30,	as of December 31,	as of December 31,	as of December 31,
Entity	2021	2021	2021	2020	2020	2020
	%	MM$	MM$	%	MM$	MM$
Nexus S.A	14.8148%	1,580	301	14.8148%	1,278	(1,341)
Transbank S.A (*)	8.7188%	5,044	(1,698)	8.7188%	5,871	(1,453)
Combanc S.A.(**)	8.1848%	541	234	—	—	—
Imerc OTC S.A(**)	8.6624%	1,053	41	—	—	—
Totals		8,218	(1,122)		7,149	(2,794)

(*)  On April 22, 2021 the extraordinary shareholders meeting of Transbank S.A agreed to increase its capital in Ch$30,000 million. The Bank subscribed and paid 4,443,856 shares for an amount of Ch$872 million, with which it maintained its participation percentage.

(**)As of May 2021, these investment are recognized by the equity method.

b)	Summarized financial information of associates as of June 30, 2021 and December 31, 2020:

Summarized financial information of associates

	As of June 30,				As of December 31,
	2021				2020
	Assets	Liabilities	Equity	Loss	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Nexus S.A	19,695	9,066	8,404	2,225	19,210	10,585	17,676	(9,051)
Transbank S.A	1,140,290	1,085,897	74,836	(20,443)	1,006,137	938,800	84,007	(16,670)
Combanc S.A.	7,373	820	3,061	3,492	—	—	—	—
Imerc OTC S.A	30,156	18,140	12,238	(222)	—	—	—	—
Totals	1,197,514	1,113,923	98,539	(14,948)	1,025,347	949,385	101,683	(25,721)

Schedule of dividends received from associates

	2021	2020
	MCh$	MCh$
Dividends received	1,338	1,185
Totals	1,338	1,185

Schedule of movements in investments in associates

	2021	2020
	MCh$	MCh$
Balances as of January 1,	7,149	9,605
Investment acquisition	—	338
Sale of investments	—	—
Initial application of the equity method (*)	1,319	—
Investment on Transbank (**)	872	—
Participation in income	(1,122)	(2,794)
Totals	8,218	7,149

(*)    As indicated in a) above “significant influence” was gained in 2021, thus the equity method was initially applied that year.

(**) Refer to capital increase on Transbank as detailed on section a) .